Summary of principal accounting policies - Assets and liabilities measured at fair value on recurring basis (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Summary of principal accounting policies
Short-term investments	¥ 2,131,738	$ 292,047	¥ 2,541,889
Recurring | Level 2
Summary of principal accounting policies
Short-term investments	¥ 2,131,738		¥ 2,541,889